Acquisitions And Other Business Arrangements (Movement In Redeemable Noncontrolling Interest After Business Combination) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			10 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Feb. 25, 2010	Dec. 31, 2010 Redeemable Noncontrolling Interest [Member]	Dec. 31, 2011 Redeemable Noncontrolling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest, Beginning balance	$ 1,188		$ 1,170
Share of net earnings	97	26		26	97
Dividend payments				(24)	(73)
Currency translation		16		16
Redeemable noncontrolling interest, Ending balance	$ 1,212	$ 1,188	$ 1,170